UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/10

Date of reporting period: 06/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             1634 Pebble Chase Drive
                                 Katy, TX 77450


                                 SEMI-ANNUAL REPORT
                                   JUNE 30, 2010

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


Dear Fellow Shareholders:

The Fund's total return over the past six months was -11.43%. The S&P 500 Index posted a total return of -6.65% over the same period. Although during April we were posting year-to-date total returns of over 20%, recent investor uncertainty of a sustainable economic recovery, European sovereign debt fears, and the Deepwater Horizon disaster and associated blowout of the Macondo well have negatively impacted our results.

Massive new rules and regulations for the healthcare and financial sectors of our economy along with the likelihood of more restrictive energy sector legislation (over and above the recent executive branch imposition of an offshore drilling moratorium), leads us to consider a few ideas of the Nobel Prize-winning, Austrian School economist Friedrich Hayek and author of
"The Road to Serfdom". These ideas were summarized by Russ Roberts, who teaches economics at George Mason University, in a June 28 column in the Wall Street Journal entitled, "Why Friedrich Hayek is Making a Comeback".

Hayek considered the Keynesian theory that stimulus spending by governments would boost aggregate demand and lower unemployment wrong. Whereas Keynesians would argue that digging ditches and filling them in is better than doing nothing, as it gets money into the economy, Hayek would state that there would be limited effects other than to temporarily raise the wages for ditch diggers. Taking investment capital from productive sectors of the economy directly through taxation or indirectly through deficit spending, and using it to create non-productive work, hurts the economy and increases unemployment in the long term.

Hayek also considered the Federal Reserves role in the business cycle to be detrimental. The artificially low interest rates from earlier in this decade were a critical factor in inflating the housing bubble and distorting other investment decisions. Current monetary policy only postpones adjustments required to heal an ailing economy.

Hayek contended that political freedom and economic freedom are inextricably intertwined. When the state has the final say on the economy, economic control becomes political control. The hope that bureaucrats will act for the "public

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


good" is misplaced, as powerful bureaucracies tend to attract people who enjoy running the lives of others, not good Samaritans. Bureaucrats helping their friends in business shouldn't be confused with real capitalism, but acknowledged as the "crony" capitalism for which it is.

Lastly, Hayek understood that instead of top-down collectivism, a healthy economy depends on bottom-up individualism, where free association and cooperation are keys to productivity. Quoting directly from Mr. Roberts' column, "The American people are suffering from top-down fatigue. President Obama has expanded federal control of health care. He'd like to do the same with the energy market. Through Fannie and Freddie, the government is now running the mortgage market. It now also owns shares in flagship American companies. The president flaunts the rule of law by extracting promises from BP rather than letting the courts do their job. By increasing the size of government, he has left fewer resources for the rest of us to direct through our own decisions." Well stated!

The graph and chart on the next page compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through June 30, 2010. The chart compares total returns from January 1, 2010 through June 30, 2010 (most recent six months), for the past year, the past five years and from the Fund's inception date of January 15, 2004 through June 30, 2010. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

     01/15/04 Inception Date            $10,000              $10,000
     06/30/04                           $10,800              $10,174
     12/31/04                           $11,794              $10,906
     06/30/05                           $11,828              $10,817
     12/31/05                           $11,528              $11,441
     06/30/06                           $12,020              $11,751
     12/31/06                           $13,352              $13,248
     06/30/07                           $14,604              $14,170
     12/31/07                           $11,895              $13,976
     06/30/08                           $ 9,946              $12,311
     12/31/08                           $ 4,766              $ 8,805
     06/30/09                           $ 7,161              $ 9,084
     12/31/09                           $ 8,975              $11,135
     06/30/10                           $ 7,949              $10,394


                      Total Returns (Dividends Reinvested)
                          Periods Ended June 30, 2010

                        Most Recent     1 Year     5 Years     Since Inception
                        Six Months                           (January 15, 2004)
                        -----------     ------     -------   ------------------

Foresight Value Fund     -11.43%        11.01%      -7.64%         -3.49%

S&P 500 Index             -6.65%        14.43%       0.72%          0.60%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. Other total returns are average annual returns.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


During the past six months we added seven new companies to our portfolio and liquidated our holdings in 13 companies. The new additions to the portfolio were Boston Scientific, BP, CapitalSource, Citigroup, Goldman Sachs, Hartford Financial Services Group and Regions Financial. We also added to our positions in Helix Energy Solutions and Wendy's/Arby's Group. We also sold our position in POSCO early in the year but repurchased it later at a more attractive price.

With the exceptions of Boston Scientific and BP, all our portfolio additions are financial services companies or banks. Boston Scientific is a manufacturer of medical devices. BP is an international oil exploration and production company with a significant refinery and marketing business.

The 13 positions eliminated from the portfolio were Cemex, Dell, DineEquity, General Electric, Leucadia National, Magna International, Nokia, PICO Holdings, Pfizer, Pioneer Resources, Shaw Group, Tutor Perini and United Rentals. All were sold in order to free up capital for other investments which were considered to be more attractive or for shareholder redemptions.

Our top performing investments over the past six months were DineEquity, Shaw Group, ViaSat, Magna International and Tutor Perini. Our poorest performers for the past six months were Level 3 Communications, Nokia, BP, Hartford Financial Services Group and Sears Holdings. Although BP was initially purchased subsequent to the Macondo blowout at what we believed to be an attractive price, it proceeded to get cheaper. Since June 30 we have increased our position, and as of the date of this letter, the well has been capped and our position is profitable.

Although we believe that American enterprise and inventiveness will allow continued economic recovery, it will probably be at slower pace than we had once hoped, given the impediments that our government has placed. As I stated in our last letter, hopefully come November American voters will realize that capitalism is the road to recovery and prosperity, not more laws and regulations of top-down collectivism, which is the road to serfdom.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


As always, if you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND or visit our website at www.foresightfunds.com.


Sincerely yours,



Michael M. Bissell, CFA

/S/ Michael M. Bissell

Michael M. Bissell, CFA
President, Foresight Funds, Inc.
August 8, 2010

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


                    Portfolio Holdings by Industry Sector
             Percent of Total Investments as of June 30, 2010

                       Basic Materials .......... 21.84%
                       Conglomerates ............  0.00%
                       Consumer Goods ...........  0.00%
                       Financial ................ 39.83%
                       Healthcare ...............  3.56%
                       Industrial Goods .........  7.09%
                       Services ................. 13.77%
                       Technology ............... 13.58%
                       Utilities ................  0.00%
                       Cash and Other Assets ....  0.34%


Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees, transaction costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance
(5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 1/1/2010       6/30/2010      Period*
                                ---------      ----------     --------

Actual	                        $1,000.00	$1,053.29       $6.53

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.17	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


                            Schedule of Investments
                           June 30, 2010 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.79%

     BANKS (REGIONAL - SOUTHEAST) - 5.39%

     Regions Financial Corp. ..................         4000           $  26,320
                                                                       ---------

     BUILDING MATERIALS (GENERAL) - 3.71%

     USG Corporation * ..............................   1500           $  18,120
                                                                       ---------

     COMMUNICATION EQUIPMENT - 4.67%

     ViaSat, Inc. * .................................    700           $  22,792
                                                                       ---------

     COMMUNICATION SERVICES - 8.93%

     Level 3 Communications, Inc. * .................  40000           $  43,600
                                                                       ---------

     CONSTRUCTION (RESIDENTIAL) - 3.39%

     Pulte Homes, Inc. * ............................   2000           $  16,560
                                                                       ---------

     CREDIT SERVICES - 4.39%

     CapitalSource Inc. .............................   4500           $  21,420
                                                                       ---------

     DEPARTMENT STORES - 3.97%

     Sears Holding Corporation * ....................    300           $  19,395
                                                                       ---------

     ENTERTAIMENT (DIVERSIFIED) - 4.90%

     News Corp. CL A ................................   2000           $  23,920
                                                                       ---------

     INSURANCE (PROPERTY & CASUALTY) - 4.53%

     Hartford Financial Services Group Inc. .........   1000           $  22,130
                                                                       ---------

     INVESTMENT BROKERAGE (REGIONAL) - 4.59%

     Legg Mason Inc. ................................    800           $  22,424
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010

                                                      SHARES        MARKET VALUE
                                                      ------        ------------


     INVESTMENTS (DIVERSIFIED) - 5.38%

     Goldman Sachs Group, Inc. ......................    200           $  26,254
                                                                       ---------

     MEDICAL INSTRUMENTS & SUPPLIES - 3.56%

     Boston Scientific Corporation * ................   3000           $  17,400
                                                                       ---------

     MONEY CENTER BANKS - 4.10%

     Bank of America Corporation ....................   1500           $  22,590
     Citigroup, Inc. * ..............................   7000              26,320
                                                                       ---------
                                                                       $  47,875
                                                                       ---------
     OIL & GAS (EQUIP. & SERVICES) - 8.82%

     Helix Energy Solutions Group, Inc. * ...........   4000           $  43,080
                                                                       ---------

     OIL & GAS (INDEPENDENT) - 4.29%

     Chesapeake Energy Corp. ........................   1000           $  20,950
                                                                       ---------

     PROPERTY MANAGEMENT - 5.80%

     Forest City Enterprises Inc. CL A * ............   2500           $  28,300
                                                                       ---------

     RESTAURANTS - 4.92%

     Wendy's/Arby's Group, Inc. .....................   6000           $  24,000
                                                                       ---------

     STEEL & IRON - 5.79%

     POSCO * ** .....................................    300           $  28,296
                                                                       ---------

     TOTAL COMMON STOCKS (Cost $667,913) ............................  $ 487,276
                                                                       ---------

     MONEY MARKET FUNDS - 0.34%

     Prime Obligation Fund ISS (0.01% Yield) ........  1661            $    1661
                                                                       ---------
     TOTAL MONEY MARKET FUNDS (Cost $1661) ..........................  $    1661
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


                                                      SHARES        MARKET VALUE
                                                      ------        ------------


TOTAL INVESTMENTS (Cost $669,574) - 100.13% .........................  $ 488,937
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - (0.13)% ................... $   (646)
                                                                       ---------

NET ASSETS -  100.00% ...............................................  $ 488,291
                                                                       =========

*    Non-income producing security
**   BP plc is domiciled in Great Britain
     POSCO is domiciled in South Korea


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010



                      Statement of Assets and Liabilities
                           June 30, 2010 (Unaudited)

ASSETS

     Investments, at Market Value (Cost - $669,574) ................ $  488,937
     Cash ..........................................................      1,344
     Dividends Receivable ..........................................        197
     Receivable Due from Adviser ...................................        573
     Other Assets ..................................................        191
                                                                     ----------
     Total Assets .................................................. $  491,242
                                                                     ----------

LIABILITIES

     Accrued Investment Advisory Fee ...............................        484
     Other Payables and Accrued Expenses ...........................      2,467
                                                                     ----------
     Total Liabilities ............................................. $    2,951
                                                                     ----------

NET ASSETS

     Capital (Par value and paid in surplus) ....................... $  842,093
     Undistributed Net Investment income ...........................     (1,203)
     Accumulated Net Realized Gain/(Loss) ..........................   (171,962)
     Net Unrealized Depreciation on Investments ....................   (180,637)
                                                                     ----------
     Net Assets .................................................... $  488,291
                                                                     ==========
     Shares of Beneficial Interest Outstanding .....................     77,777
                                                                     ----------
     Net Asset Value Per Share ..................................... $     6.28
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010

                            Statement of Operations
                January 1, 2010 through June 30, 2010 (Unaudited)


INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   2,046
     Interest .......................................................         1
     Other Income ...................................................       379
                                                                      ---------
     Total Income ................................................... $   2,426
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   2,881
     Custodian Fees and Expenses ....................................     2,225
     Audit and Accounting Fees ......................................     2,250
     Directors' Fees and Expenses ...................................         0
     Other Fees and Expenses ........................................       905
                                                                      ---------
     Total Expenses ................................................. $   8,261
     Less Expenses Reimbursed by Adviser (Note 3)....................   ( 4,632)
                                                                      ---------
     Net Expenses ................................................... $   3,629
                                                                      ---------
     Net Investment Income/(Loss) ................................... $  (1,203)
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $  47,629
     Change in Unrealized Depreciation on Investments ...............  (109,444)
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $ (61,815)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................... $ (63,018)
                                                                      =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


                       Statement of Changes in Net Assets
                January 1, 2010 through June 30, 2010 (Unaudited)


                                                           6 Months     Year
                                                            Ended       Ended
                                                          6/30/2010     2009
                                                          ---------   ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ..................... $   (1,203)  $  (2,885)
     Net Realized Gain/(Loss) on Investments ...........     47,629       8,847
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments .......................   (109,444)    309,218
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations ................................... $  (63,018)  $ 315,180
                                                         ----------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income ............................. $        -   $       -
     Net Realized Gains ................................          -           -
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................ $        -   $       -
                                                         ----------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ...................... $        -   $   5,000
     Shares Issued in Reinvestment of Dividends ........          -           -
     Cost of Shares Redeemed ...........................          -    (137,547)
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ........................... $        -  $ (132,547)
                                                         ----------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ........... $  (63,018)  $ 182,633
     Net Assets at Beginning of Period .................    551,309     368,676
                                                         ----------   ---------
     Net Assets at End of Period ....................... $  488,291   $ 551,309
                                                         ==========   =========

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


                                                           6 Months     Year
                                                            Ended       Ended
                                                          6/30/2010     2009
                                                          ---------   ---------

SHARES TRANSACTIONS

     Issued .............................................         -       1,384
     Reinvested .........................................         -           -
     Redeemed ...........................................         -    (21,546)
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................         -    (20,162)
     Shares Outstanding at Beginning of Period ..........    77,777      97,939
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    77,777      77,777
                                                          =========   =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


                              Financial Highlights
                    For a Share Outstanding During Each Period



                                                               6 Months                      Year Ended
                                                                Ended
                                                              6/30/2010     2009        2008        2007        2006        2005
                                                              ---------   ---------   ---------   ---------   ---------   ---------

     Net Asset Value at Beginning of Period ................. $    7.09   $    3.76   $    9.39   $   12.01   $   10.89   $   11.79
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ........................... $   (0.02)  $   (0.04)  $   (0.02)  $    0.00   $    0.03   $    0.08
     Net Realized and Unrealized Gain/(Loss) on Investments .     (0.79)        3.37       (5.61)      (1.32)       1.70      (0.34)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     Total from Investment Operations ....................... $   (0.81)   $    3.33       (5.63)      (1.32)  $    1.73   $  (0.26)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ............................. $    0.00   $    0.00   $    0.00   $    0.00   $    0.03   $    0.08
     From Net Realized Gain .................................      0.00        0.00        0.00        1.30        0.58        0.56
                                                              ---------   ---------   ---------   ---------   ---------   ---------
     Total Distributions to Shareholders .................... $    0.00   $    0.00   $    0.00   $    1.30   $    0.61   $    0.64
                                                              ---------   ---------   ---------   ---------   ---------   ---------

     Net Asset Value at End of Period ....................... $    6.28   $    7.09   $    3.76   $    9.39   $   12.01   $   10.89
                                                              =========   =========   =========   =========   =========   =========

     Total Returns ..........................................  (11.43)%      88.30%    (59.93)%    (10.91)%      15.83%     (2.26)%


                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010

                              Financial Highlights
                    For a Share Outstanding During Each Period




                                                               6 Months                      Year Ended
                                                                Ended
                                                              6/30/2010     2009        2008        2007        2006        2005
                                                              ---------   ---------   ---------   ---------   ---------   ---------


RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ................... $    488    $     551   $     369   $     930   $     968   $     781

     RATIOS TO AVERAGE NET ASSETS

     Expenses ...............................................  1.25%(a)       1.25%       1.25%       1.25%       1.25%       1.25%
     Expenses before reimbursement ..........................  2.87%(a)       2.79%       2.84%       1.80%       1.79%       1.90%
     Net Investment Income/(Loss) ........................... (0.42%)(a)     (0.55%)     (0.34%)     (0.01%)      0.24%       0.62%
     Net Investment Income/(Loss) before reimbursement ...... (2.03%)(a)     (2.09%)     (1.93%)     (0.56%)     (0.29%)     (0.03%)
     Portfolio Turnover Rate ................................ 115.2%(a)       79.0%       94.9%       78.3%       55.2%       50.9%


(a) Annualized

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010

Notes to Financial Statements
June 30, 2010

1.  Organization

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2.  Significant Accounting Policies

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification (the "Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The introduction of the Codification does not change GAAP and other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the our consolidated financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


Securities Valuation

Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes

There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments

Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


Distributions

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

Fair Value Pricing

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.

The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund's portfolio securities. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund's Advisor shall monitor for the following situations where fair value pricing of securities may be required. For each of these situations, a recommended method for establishing fair value is also presented.

A security does not trade during a day for which the Fund's NAV is required to be calculated. If bid and ask prices are available for the security, the fair value shall be established as the average of these prices. If bid and ask prices are not available, the last price at which the security traded shall be used as fair value.

An event occurs, with the potential for affecting the price of a security which only trades on a foreign market, subsequent to the close of trading on the foreign market, but prior to close of trading on the New York Stock Exchange. If an ADR or other derivative of the foreign security trades on an American exchange, ascertain the fair value by observing the relative changes in the ADR or derivative before and after the event. Otherwise, observe the changes in an appropriate foreign market index or an ADR of a comparable foreign security.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010

Hedging Activities" effective May 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended December 31, 2010.

FAS 157 - Summary of Fair Value Exposure at June 30, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's investments carried at fair value:

Description          Level 1        Level 2        Level 3        Total
-----------          -------        -------        -------        -----

Securities	     $488,937       $0             $0             $488,937

Total                $488,937       $0             $0             $488,937

3. Related Party Transactions

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the

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                               Semi-Annual Report
                                 June 30, 2010

Fund. Under the Agreement, the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year, exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. Expense reimbursement agreements between the Fund and the Adviser may only be changed with Board of Directors approval and there are no plans to change this arrangement.

The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2010 through June 30, 2010 and the Adviser reimbursed the Fund $4,632.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of June 30, 2010, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 60.13% of the outstanding Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 30.46% of the outstanding Fund shares.

No remuneration was paid to Fund directors during the period from January 1, 2010 through June 30, 2010. No remuneration was paid to Fund officers during this period.

4.  Investments

For the period from January 1, 2010 through June 30, 2010, purchases and sales of investment securities, other than short-term investments, aggregated $333,354 and $455,625, respectively. The gross unrealized appreciation for all securities totaled $16,076 and the gross unrealized depreciation for all securities totaled ($196,713) for a net unrealized depreciation of ($180,637). The aggregate cost of securities for federal income tax purposes as of June 30, 2010 was $669,574.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


5. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent; such amounts are reclassified within the capital accounts based on federal income tax regulations. The tax character of distributions paid during 2008 and 2009 were as follows:

Distributions paid from:                 2009                   2008
                                       ---------              ---------
Ordinary income	                       $       0              $       0
Long-term capital gains                        0                      0
                                       ---------              ---------
Total distributions                    $       0              $       0

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income   $   46,682
Undistributed long-term gain          (256)
Capital loss carryforwards        (219,591)
Unrealized depreciation           (180,637)
                                -----------
                                $ (353,802)

Capital loss carryforwards represent tax basis capital losses which may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The Fund's carryforwards expire on December 31, 2016.

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Foresight Fund's Officers and Directors

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 57
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel, Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 54
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held:  Secretary and Chief Compliance Officer
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 58
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years:  Engineer, Bechtel,
Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

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                               Semi-Annual Report
                                 June 30, 2010


Name and Age:  Rebecca L. Leita, Age 56
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2010


Quarterly Portfolio Holdings Report

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.

Basis for Advisory Agreement Approval

The Investment Advisory Agreement was most recently re-approved by the independent directors at a Board of Directors meeting held on December 24, 2009. In re-approving the Agreement, the independent directors requested, and the Adviser provided, information necessary for the directors to evaluate the fairness of the compensation paid by the Fund. The independent directors considered the following factors:

- Adviser complied with all Fund investment restrictions

- Adviser complied with the terms of the Investment Advisory Agreement

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                               Semi-Annual Report
                                 June 30, 2010

- The 1.00% of average daily net assets fee paid to Adviser for investment advisory services was within the range of norms for the mutual fund industry

- Willingness of Adviser to reimburse Fund as required to maintain Fund expense ratio at or below 1.25% of average net assets

- Provision of transfer agency, accounting and administrative services by Adviser free of charge resulted in considerable cost savings for the Fund in comparison to contracting for these services from other providers

- Brokerage commissions paid were below industry average and there were no soft dollar arrangements with brokers

Based on a review of the information submitted by the Adviser, and in consideration of the above factors, it was the judgment of a majority of the independent directors that re-approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

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Directors and Principal Officers

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary and Chief Compliance Officer
Herbert R. Leita, Director
Rebecca L. Leita, Director


Investment Advisor

Foresight Asset Management, LLC
1634 Pebble Chase Dr.
Katy, TX 77450


Independent Accountants

M&K CPAS, PLLC
13831 Northwest Freeway, Suite 575
Houston, TX 77040


Custodian

Mission Management & Trust Co.
3567 E. Sunrise Drive, Suite 235
Tucson, AZ 85718


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 6, 2010 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/16/10


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/16/10


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  8/16/10